Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule Of Long Term Debt [Table Text Block]
		December 31
	2012	2011

Senior secured term B facility, net of debt discount $2,440 (2011 - $nil)	$497,560	$-
Senior secured revolving credit	1,074,712	1,143,667
Senior secured debenture, series B	-	57,030
IRBs	109,000	109,000
Other	7,005	3,396
	1,688,277	1,313,093
Less current portion of long-term debt	6,907	1,500
	$1,681,370	$1,311,593

Schedule Of Long Term Debt, Credit Facility Details [Table Text Block]
	Term B facility - Euro based loans	Term B facility - U.S. based loans	Consolidated revolver - Euro based loans	Consolidated revolver - Bankers' Acceptances ("BA")/BA equivalents	Consolidated revolver - U.S. based/ Canadian prime rate loans	Letters of credit	Commitment fee

Interest rate basis	LIBOR	U.S. base prime	LIBOR	BA or BA equivalents plus 10 basis points	U.S. base or Canadian prime rate
Applicable margin	2.75%	1.75%
Floor	0.75%
Applicable margin - minimum			1.50%	1.50%	0.50%
Applicable margin - maximum			2.25%	2.25%	1.25%
Applicable margin - first 6 months			2.00%	2.00%	1.00%
Fee rate - minimum						1.50%	0.25%
Fee rate - maximum						2.25%	0.50%
Fee rate - first 6 months							0.375%
Frequency of payments	Monthly, in arrears	Quarterly, in arrears	In arrears, for applicable term	In advance, for applicable term	Quarterly, in arrears	Quarterly, in arrears	Quarterly, in arrears

Schedule Of Long Term Debt, Credit Facility Outstanding Amounts [Table Text Block]
Details of outstanding debt - credit facilities
	December 31
	2012	2011

Term B facility
Amount drawn	$500,000	$-
Interest rate applicable	3.50%	-

Consolidated revolver
Amount drawn	$1,074,712	$-
Letters of credit	$183,767	$-
Available	$591,521	$-
Amount drawn - Euro based loan	$543,000	$-
Interest rate applicable - Euro based loan	2.21%	-
Amount drawn - BAs	$527,691	$-
Interest rate applicable - BAs	3.28%	-
Amount drawn - Canadian prime rate loan	$4,021	$-
Interest rate applicable - Canadian prime rate loan	4.00%	-
Commitment - rate applicable	0.375%	-

U.S. facility
Amount drawn	$-	$800,500
Letters of credit	$-	$143,655
Available	$-	$178,345
Amount drawn - Euro based loan	$-	$795,000
Interest rate applicable - Euro based loan	-	2.52%
Amount drawn - U.S. based loan	$-	$5,500
Interest rate applicable - U.S. based loan	-	4.50%
Commitment - rate applicable	-	0.375%

Canadian facility (in Canadian dollars)
Amount drawn	$-	$349,000
Letters of credit	$-	$55,481
Available	$-	$120,519
Amount drawn - BAs	$-	$349,000
Interest rate applicable - BAs	-	2.20%
Commitment - rate applicable	-	0.50%

Schedule Of Long Term Debt, Debenture Details [Table Text Block]
Senior secured debenture, series B ("debenture")
Date issued	June 25, 2004
Amount issued (in Canadian dollars)	$58,000
Interest rate	7.015%
Maturity date	June 26, 2014
Frequency of interest payments	Quarterly, in arrears
Date interest payments commenced	September 26, 2004
Covenants	Same as Canadian facility

Schedule of Extinguishment of Debt [Table Text Block]
		December 31
	2012	2011

Excess over principal of cash paid for redemption of debenture	$5,198	$-
Write-off of deferred financing costs - debenture, U.S. and Canadian facility	11,726	-
Loss on extinguishment of debt	$16,924	$-

Schedule Of Long Term Debt, Industrial Revenue Bonds Details [Table Text Block]
IRB Facility	Date entered	Term, in years	Maturity	Availability	Interest rate basis	Frequency of interest payments	Date interest payments commenced	Security

2005 Seneca IRB Facility	Oct. 20, 2005	30	Oct. 1, 2035	$45,000	LIBOR less an applicable discount	Monthly, in arrears	Nov. 1, 2005	Guaranteed by IESI
PA IRB Facility	Nov. 16, 2006	22	Nov. 1, 2028	$35,000	LIBOR less an applicable discount	Monthly, in arrears	Dec. 1, 2006	Letter of credit equal to amount drawn
TX IRB Facility	Mar. 1, 2007	15	Apr. 1, 2022	$24,000	LIBOR less an applicable discount	Monthly, in arrears	May. 1, 2007	Letter of credit equal to amount drawn
2009 Seneca IRB Facility	Dec. 1, 2009	30	Dec. 31, 2039	$90,000	Securities Industry and Financial Markets Association Municipal Swap Index	Monthly, in arrears	Feb. 1, 2010	Letter of credit equal to amount drawn
IRB Facility Amendment						Amendment date	Amended interest rate basis	Term for amended interest rate basis, in years

2009 Seneca IRB Facility						Aug. 1, 2008	Fixed rate	5

Schedule Of Long Term Debt, Industrial Revenue Bonds Outstanding [Table Text Block]
	2012	2011

2005 Seneca IRB Facility
Amount drawn	$45,000	$45,000
Annual interest rate	6.625%	6.625%

PA IRB Facility
Amount drawn	$35,000	$35,000
Current daily interest rate	0.14%	0.15%

TX IRB Facility
Amount drawn	$24,000	$24,000
Current daily interest rate	0.13%	0.16%

2009 Seneca IRB Facility
Amount drawn	$5,000	$5,000
Amount restricted	$476	$452
Current daily interest rate	0.14%	0.18%

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
2013	$588
2014	617
2015	650
2016	683
2017	718
Thereafter	4,082
7,338
Less amount representing interest	2,449
Present value of minimum capital lease obligations	$4,889

Schedule of Maturities of Long-term Debt [Table Text Block]
2013	$6,142
2014	5,260
2015	4,643
2016	4,643
2017	1,079,355
Thereafter	583,345
$1,683,388